Earnings per share (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	September 30, 2013		September 30, 2012
	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS

Net income / (loss)	$(11,609)	$(11,609)	$49,623	$49,623

Weighted average number of basic shares outstanding	81,276,288	81,276,288	81,182,564	81,182,564
Weighted average number of diluted common shares outstanding	81,276,288	81,276,288	81,182,564	81,182,564

Earnings / (loss) per share	$(0.14)	$(0.14)	$0.61	$0.61